UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        SMOOT MILLER CHENEY & CO/UT
Address:     10 WEST 100 SOUTH
             SUITE 312
             SALT LAKE CITY, UT

Form 13F File Number: 74-403

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        KATHY MOORE
Title:       OFFICE MANAGER
Phone:       801-328-4835

Signature, Place, and Date of Signing:

KATHY MOORE                             SALT LAKE CITY, UT             2/04/05
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               41

Form 13F Information Table Value Total:          $32,251

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
ADC TELECOMMUNICATIONS, INC.     COMMON   000886101       72         26900 SH       SOLE     AL                                26900
ABBOTT LABS                      COMMON   002824100     1021         21885 SH       SOLE     AL                                21885
ALCOA INC.                       COMMON   013817101      894         28460 SH       SOLE     AL                                28460
AMERICAN INT'L GROUP             COMMON   026874107      907         13805 SH       SOLE     AL                                13805
AMGEN INC.                       COMMON   031162100     1080         16830 SH       SOLE     AL                                16830
BEST BUY CO. INC.                COMMON   086516101     1075         18090 SH       SOLE     AL                                18090
CATERPILLAR INC.                 COMMON   149123101     1144         11730 SH       SOLE     AL                                11730
CISCO SYSTEMS INC                COMMON   17275R102      441         22850 SH       SOLE     AL                                22850
CITIGROUP, INC.                  COMMON   172967101     1135         23548 SH       SOLE     AL                                23548
COMCAST HOLDINGS CLASS A SPL     COMMON   20030N200     1088         33125 SH       SOLE     AL                                33125
DOW CHEMICAL CO.                 COMMON   260543103      882         17810 SH       SOLE     AL                                17810
EMC CORPORATION COM              COMMON   268648102     1179         79255 SH       SOLE     AL                                79255
THE FEDERAL NATL MTG ASSN        COMMON   313586109      842         11826 SH       SOLE     AL                                11826
FIRST DATA CORP                  COMMON   319963104      858         20170 SH       SOLE     AL                                20170
FOREST LABS INC.                 COMMON   345838106      787         17550 SH       SOLE     AL                                17550
GENERAL DYNAMICS                 COMMON   369550108      350          3350 SH       SOLE     AL                                 3350
GENERAL ELEC CO                  COMMON   369604103      555         15211 SH       SOLE     AL                                15211
HALLIBURTON CO. HOLDING          COMMON   406216101      913         23275 SH       SOLE     AL                                23275
HEWLETT-PACKARD INC.             COMMON   428236103      767         36588 SH       SOLE     AL                                36588
HOME DEPOT INC                   COMMON   437076102     1212         28360 SH       SOLE     AL                                28360
INTEL CORP                       COMMON   458140100     1043         44589 SH       SOLE     AL                                44589
KOHL'S CORPORATION WISC          COMMON   500255104      855         17390 SH       SOLE     AL                                17390
LUCENT TECHNOLOGIES INC          COMMON   549463107       40         10565 SH       SOLE     AL                                10565
MORGAN STANLEY                   COMMON   617446448     1232         22195 SH       SOLE     AL                                22195
MYLAN LABORATORIES INC.          COMMON   628530107      234         13225 SH       SOLE     AL                                13225
NASDAQ 100 TRUST SERIES I        COMMON   631100104     1103         27630 SH       SOLE     AL                                27630
PFIZER INC                       COMMON   717081103      985         36632 SH       SOLE     AL                                36632
S & P DEPOSITORY RECEIPTS        COMMON   78462F103      647          5352 SH       SOLE     AL                                 5352
ST. PAUL TRAVELERS INC.          COMMON   792860108      358          9661 SH       SOLE     AL                                 9661
SCHLUMBERGER LTD                 COMMON   806857108     1201         17938 SH       SOLE     AL                                17938
SOUTHWEST AIRLINES CO            COMMON   844741108     1066         65495 SH       SOLE     AL                                65495
SPRINT CORP                      COMMON   852061100      384         15450 SH       SOLE     AL                                15450
TARGET CORPORATION               COMMON   87612E106      423          8155 SH       SOLE     AL                                 8155
TEXAS INSTRUMENTS INC.           COMMON   882508104      435         17688 SH       SOLE     AL                                17688
TIPPERARY CORP                   COMMON   888002300      129         26000 SH       SOLE     AL                                26000
TYCO INTERNATIONAL LTD.          COMMON   902124106     1158         32395 SH       SOLE     AL                                32395
UNITED TECHNOLOGIES CORP.        COMMON   913017109      250          2416 SH       SOLE     AL                                 2416
UNITEDHEALTH GROUP INC COM       COMMON   91324P102     1444         16409 SH       SOLE     AL                                16409
VIACOM INC. CL'B'                COMMON   925524308      946         26007 SH       SOLE     AL                                26007
WELLS FARGO & COMPANY            COMMON   949746101      274          4404 SH       SOLE     AL                                 4404
ZIMMER HLDGS INC.                COMMON   98956P102      842         10505 SH       SOLE     AL                                10505